Subsequent events (Details) - Facility Due June 2029 - USD ($) $ / shares in Units, shares in Millions	Jul. 01, 2024	Jul. 11, 2024	Jun. 07, 2024
Disclosure of non-adjusting events after reporting period [line items]
Conversion price (in dollars per share)	$ 10.00
Maximum borrowing capacity			$ 965,000,000
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Conversion price (in dollars per share)	$ 10.00
Number of shares issued	22.1
Issue of convertible instruments	$ 221,100,000
Maximum borrowing capacity		$ 965,000,000
Entering into significant commitments or contingent liabilities | Component One
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity		$ 900,000,000
Borrowings, variable interest rate		6.50%
Entering into significant commitments or contingent liabilities | Component Two
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity		$ 65,000,000
Borrowings, variable interest rate		10.50%